Land, furniture and equipment - Net: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[2]	Dec. 31, 2016 MXN ($)
Property, plant and equipment	$ 558,480				$ 473,238			$ 323,099
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill	(649,928)	[1]	$ 935,774		3,665	$ (4,393,663)
Acquisitions through business combinations, property, plant and equipment					139,329
Increase (decrease) through net exchange differences, property, plant and equipment	(2,017)				7,145
Land [Member]
Property, plant and equipment	302,323				302,347			302,050
Acquisitions through business combinations, property, plant and equipment					290
Increase (decrease) through net exchange differences, property, plant and equipment	(24)				7
Fixtures and fittings [member]
Property, plant and equipment	83,466				72,708			60,001
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill	11,093				5,852
Disposals, property, plant and equipment					(2,326)
Acquisitions through business combinations, property, plant and equipment					8,801
Increase (decrease) through net exchange differences, property, plant and equipment	(335)				380
Machinery [member]
Property, plant and equipment	80,511				65,383
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill	15,278				7,817
Acquisitions through business combinations, property, plant and equipment					54,723
Increase (decrease) through net exchange differences, property, plant and equipment	(150)				2,843
Computer equipment [member]
Property, plant and equipment	45,812				15,567
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill	30,860				2,872
Disposals, property, plant and equipment	(278)
Acquisitions through business combinations, property, plant and equipment					12,231
Increase (decrease) through net exchange differences, property, plant and equipment	(337)				464
Vehicles [Member]
Property, plant and equipment	22,064				20,913
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill	1,215				958
Acquisitions through business combinations, property, plant and equipment					18,980
Increase (decrease) through net exchange differences, property, plant and equipment	(64)				975
Leasehold improvements [member]
Property, plant and equipment	60,640				44,916
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill	15,672
Acquisitions through business combinations, property, plant and equipment					42,532
Increase (decrease) through net exchange differences, property, plant and equipment	52				2,384
Equipment in transit [Member]
Property, plant and equipment	68,142				10,933
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill	57,439				9,069
Acquisitions through business combinations, property, plant and equipment					1,772
Increase (decrease) through net exchange differences, property, plant and equipment	(230)				92
Gross carrying amount [member]
Property, plant and equipment	490,338				462,305			323,099
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill	29,820				(5,404)
Acquisitions through business combinations, property, plant and equipment					137,557
Increase (decrease) through net exchange differences, property, plant and equipment	(1,787)				7,053
Accumulated depreciation and amortisation [member]
Property, plant and equipment	(104,478)				(59,529)			$ (38,952)
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill	(44,298)				(22,903)
Disposals, property, plant and equipment	278				$ 2,326
Increase (decrease) through net exchange differences, property, plant and equipment	$ (929)

[1]	The most significant additions made in 2018 are a) improvements to the facilities at terminal buildings 3 and 4 at the Cancún Airport; b) construction of the federal inspection station and outfitting for operations at the LMM Airport and c) expansion to the national and international passenger terminal area, expansion of the international apron, advances in the construction of the cargo terminal at the Rionegro airport and extension of the passenger terminal and construction of the service center at Quibdó.
[2]	The most significant additions includes: a) Improvements in the installation of the terminal 3 building at Cancún Airport; b) Construction of the new terminal 4 building at Cancún Airport; c) Supply and installation of passenger boarding bridges in the terminals 3 and 4 buildings; d) Expansion of the commercial platform of the terminal 3 building; e) Construction of earth fills and pavement for the terminal 4 platform, and f) Construction of wheel treads, connector, and head rests in Cancún Airport.